Other Payables and Accruals	12 Months Ended
Jun. 30, 2025
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

11. OTHER PAYABLES AND ACCRUALS

	June 30, 2025	June 30, 2024
	RM	RM

Other payables	-	328
Accruals	533,170	1,129,689
	533,170	1,130,017

(a)	Other payables and accruals are classified as financial liabilities measured at amortized cost.

(b)	The maturity profile of the other payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.